Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Comprehensive Income/ (loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income / (Loss)	$ 259,803	$ 63,323	$ (132,336)
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	1,036	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	0	22,904
Actuarial gains/ (losses)	(1,518)	3,335	(637)
Other comprehensive income/ (loss)	(484)	4,371	23,301
Total Comprehensive income / (loss)	259,319	67,694	(109,035)
Ocean Rig
Net income / (Loss)	259,803	63,323	(132,336)
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	1,036	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	0	0	22,904
Actuarial gains/ (losses)	(1,518)	3,335	(637)
Other comprehensive income/ (loss)	(484)	4,371	23,301
Total Comprehensive income / (loss)	$ 259,319	$ 67,694	$ (109,035)